Schedule of Translation of Foreign Currencies Exchange Rates (Details)		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Year End AUD [Member]
ScheduleOfTranslationOfForeignCurrenciesExchangeRatesDetailsLineItem [Line Items]
Foreign currency exchange rate	[1]		1.48
Year End HK [Member]
ScheduleOfTranslationOfForeignCurrenciesExchangeRatesDetailsLineItem [Line Items]
Foreign currency exchange rate		7.78	7.77
Average Rate AUD [Member]
ScheduleOfTranslationOfForeignCurrenciesExchangeRatesDetailsLineItem [Line Items]
Foreign currency exchange rate	[1]		1.52	1.50
Average Rate HK [Member]
ScheduleOfTranslationOfForeignCurrenciesExchangeRatesDetailsLineItem [Line Items]
Foreign currency exchange rate		7.79	7.81	7.83

[1]	On July 8, 2024, QBS System disposed of 100% of the shares of its subsidiary, QBS Pty. The year-end spot rate of AUD as of September 30, 2024 represents the exchange rate at the time of the disposal date, while the average AUD rate for the year ended September 30, 2024, represents the average rate from October 1, 2023, to July 8, 2024. No AUD/US$ exchange rate was applied for the year ended September 30, 2025, as the subsidiary was no longer included in consolidation.